PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Other receivables, net of allowance for doubtful accounts of $nil, $nil and $nil at December 31, 2020, 2021 and 2022	$ 10,925	$ 0
Prepaid professional service expenses	0	3,578
Prepaid for rental fees of Bitcoin shared mining machine, mine site and electricity	0	1,291,784
Total prepaid expenses and other current assets	10,925	1,295,362
Allowance for doubtful accounts	$ 0	$ 0	$ 0